Operations and reorganization (Details 2) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Operations and reorganization
Allocated expenses from SINA	$ 42,360,000	$ 44,305,000	$ 43,960,000
Interest-free loans to the VIE's shareholders	10,500,000	1,500,000		1,500,000
Aggregate accumulated losses	18,000,000	13,600,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, Cash Equivalents and Short-term Investments	449,876,000	498,778,000		498,778,000
Property and equipment, net	30,874,000	35,702,000		35,702,000
Goodwill	11,652,000	7,517,000		7,517,000
Intangible assets	3,539,000	3,071,000		3,071,000
Long-term Investments	45,199,000	5,500,000	3,565,000	5,500,000	4,905,000
Others	327,000	3,369,000		3,369,000
Accrued liabilities	87,478,000	56,414,000		56,414,000
Amount due to SINA	1,717,000	267,722,000		267,722,000
Deferred revenues	20,957,000	15,031,000		15,031,000
Results of operations of the VIEs and their subsidiaries
Net revenues	334,172,000	188,313,000	65,929,000
Net income (loss)	(63,378,000)	(38,115,000)	(102,486,000)
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities	(24,679,000)	(9,369,000)	(103,642,000)
Net cash used in investing activities	21,045,000	(153,365,000)	(136,526,000)
Net cash provided by (used in) financing activities	42,695,000	406,753,000	229,368,000
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs	0	0		0
Registered capital of VIE and its subsidiary	15,700,000	7,000,000		7,000,000
Term of loan agreements	10 years
Service fees revenue charged to VIE	187,800,000	79,200,000	0
Term of trademark license agreements	1 year
SINA
Operations and reorganization
Allocated expenses from SINA	42,360,000	44,305,000	43,960,000
Assets and liabilities of the VIEs and their subsidiaries
Amount due to SINA	1,717,000	267,722,000		267,722,000
SINA | Transfer of Equity Interest in Weibo Interactive
Cash flows of the VIE and its subsidiary
Consideration for transfer of equity interest to Group				10,100,000
Consolidated VIEs
Operations and reorganization
Allocated expenses from SINA	16,100,000	37,200,000	42,700,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, Cash Equivalents and Short-term Investments	9,271,000	9,200,000		9,200,000
Accounts receivable	118,891,000	46,575,000		46,575,000
Property and equipment, net	2,092,000	1,155,000		1,155,000
Goodwill	11,357,000	7,517,000		7,517,000
Intangible assets	3,538,000	3,071,000		3,071,000
Long-term Investments	19,016,000
Others	10,223,000	6,042,000		6,042,000
Total assets	174,388,000	73,560,000		73,560,000
Accrued liabilities	34,324,000	18,180,000		18,180,000
Amount due to SINA	1,514,000	38,620,000		38,620,000
Amount due to the subsidiaries of the Group	121,977,000	20,933,000		20,933,000
Deferred revenues	14,117,000	8,901,000		8,901,000
Others	1,174,000	768,000		768,000
Total liabilities	173,106,000	87,402,000		87,402,000
Results of operations of the VIEs and their subsidiaries
Net revenues	298,767,000	169,819,000	54,432,000
Net income (loss)	(4,404,000)	24,864,000	4,531,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities	9,298,000	25,236,000	(5,564,000)
Net cash used in investing activities	(2,424,000)	(3,120,000)
Net cash provided by (used in) financing activities	(6,965,000)	(14,498,000)	5,862,000
Net increase (decrease) in cash and cash equivalents	(91,000)	7,618,000	298,000
Amount of advertising and marketing service provided by the VIE to the related party	136,600,000	49,100,000	0
Amount of game platform maintenance services provided by a related party	0	0	3,500,000
Costs of revenues
Operations and reorganization
Allocated expenses from SINA		14,760,000	17,769,000
Sales and marketing
Operations and reorganization
Allocated expenses from SINA	17,417,000	6,074,000	2,506,000
Product development
Operations and reorganization
Allocated expenses from SINA	18,362,000	19,256,000	21,111,000
General and administrative
Operations and reorganization
Allocated expenses from SINA	$ 6,581,000	$ 4,215,000	$ 2,574,000